Business combinations - NuOrder Narrative (Details) - NuORDER $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($) shares $ / shares	Jul. 01, 2021 USD ($) shares $ / shares
Disclosure of detailed information about business combination [line items]
Fair value of net assets acquired, less cash acquired		$ 384,053
Paid in cash		$ 207,118
Number shares issued as consideration (in shares) | shares	500,629	2,143,393
Fair value per share transferred (in USD per share) | $ / shares	$ 84.16	$ 84.16
Acquisition-related costs	$ 1,662
Right-of-use assets at acquisition date		$ 2,399
Lease liabilities at acquisition date		$ 2,399
Customer relationships
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	6 years
Acquired software technologies
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years